UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 915-9144.

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2011

Item 1.                                Schedule of Investments.

Henderson Global Funds	Portfolio of investments
(unaudited)
Emerging Markets Opportunities Fund
October 31, 2011

Shares		Value
		(note 3)
Common stocks - 96.68%
	Australia - 3.09%
370,234	African Petroleum Corp., Ltd. *	$ 113,155
564,480	Cape Lambert Resources, Ltd. *	244,222
		357,377

	Brazil - 8.52%
10,800	Banco do Brasil S.A.	162,926
9,500	BR Malls Participacoes S.A.	102,644
6,500	CCR S.A.	178,889
9,800	OGX Petroleo e Gas Participacoes SA *	81,056
4,800	Petroleo Brasileiro S.A., ADR	129,648
4,024	Tim Participacoes S.A., ADR	104,785
8,900	Vale S.A., ADR	226,149
		986,097

	Canada - 0.57%
169,161	Shamaran Petroleum Corp. *	66,188

	Chile - 0.48%
4,800	Quadra FNX Mining, Ltd. *	55,380

	China - 14.08%
2,464	Baidu.com, Inc., ADR *	345,403
191,500	CITIC Securities Co., Ltd., Class H *	378,553
7,200	Ctrip.com International, Ltd., ADR *	250,992
372,530	Industrial & Commercial Bank of China, Ltd., Class H	228,259
185,000	Zhuzhou CSR Times Electric Co., Ltd., Class H	427,247
		1,630,454

	Colombia - 0.59%
2,600	Petrominerales, Ltd.	68,603

	Hong Kong - 11.73%
220,000	Agile Property Holdings, Ltd.	192,120
175,000	Ajisen China Holdings, Ltd.	249,508
208,000	Citic Pacific, Ltd.	369,525
111,000	CNOOC, Ltd.	209,799
114,800	Sands China, Ltd. *	337,773
		1,358,725

Shares		Value
		(note 3)
	India - 7.86%
6,718	ICICI Bank, Ltd., ADR	$ 249,641
17,962	Jubilant Foodworks, Ltd. *	295,987
18,178	Tata Motors, Ltd., ADR	364,469
		910,097

	Indonesia - 6.62%
1,085,000	PT Adaro Energy Tbk	242,862
307,904	PT Bank Mandiri	243,312
511,000	PT Mitra Adiperkasa Tbk	279,899
		766,073

	Italy - 2.34%
56,400	Prada SpA *	271,507

	Kazakhstan - 2.17%
796,299	International Petroleum, Ltd. *	140,569
13,346	Zhaikmunai LP, GDR *	110,168
		250,737

	Korea - 10.08%
1,929	Hyundai Glovis Co., Ltd.	362,070
1,700	Hyundai Motor Co.	344,835
4,208	Seegene, Inc. *	270,848
4,823	Shinhan Financial Group Co., Ltd.	189,163
		1,166,916

	Malaysia - 2.89%
265,600	AirAsia Berhad	334,907

	Mexico - 2.66%
2,350	Fomento Economico Mexicano, S.A.B de C.V., ADR	157,567
20,300	Grupo Financiero Banorte S.A.B de C.V.	69,231
3,800	Grupo Televisa S.A., ADR	81,054
		307,852

	Panama - 0.75%
1,250	Copa Holdings S.A., Class A	86,338

	South Africa - 3.39%
57,826	Hummingbird Resources plc *	125,032
123,923	Ncondezi Coal Co. *	163,817
55,935	Petra Diamonds, Ltd. *	103,297
		392,146

Shares		Value
		(note 3)
	Taiwan - 4.71%
62,677	Advanced Semiconductor Engineering, Inc., ADR	$ 277,032
11,400	HTC Corp.	253,497
26,462	Yuanta Financial Holding Co., Ltd. *	15,097
		545,626

	Thailand - 3.05%
70,200	Bangkok Bank Public Co., pcl	353,454

	Ukraine - 1.25%
17,839	Avangardco Investments Public, Ltd. *	144,968

	United Kingdom - 8.46%
26,597	African Minerals, Ltd. *	187,712
165,045	Borders & Southern Petroleum *	128,193
30,505	Exillon Energy plc *	146,394
77,350	Gulf Keystone Petroleum, Ltd. *	163,289
26,369	Inchcape plc	137,277
43,685	InternetQ plc *	110,882
28,633	Kalahari Minerals plc *	105,364
		979,111

	United States - 1.39%
2,200	First Cash Financial Services, Inc. *	91,300
2,950	NII Holdings, Inc. *	69,414
		160,714

	Total long term investments	11,193,270
	(Cost $12,673,660)

Short term investment - 2.74%
317,408	Fidelity Institutional Treasury Portfolio	317,408

	Total short term investment	317,408
	(Cost $317,408)

Shares			Value
(note 3)

Total investments - 99.42%			$ 11,510,678
(Cost $12,991,068)

Net other assets and liabilities – 0.58%			67,448

Total net assets – 100.00%			$ 11,578,126

	*	Non income producing security
	ADR	American Depositary Receipts
	GDR	Global Depositary Receipts

Henderson Global Funds
Portfolio of investments
(unaudited)
Emerging Markets Opportunities Fund
October 31, 2011 (continued)

Other information:
Industry concentration as a percentage of net assets:	% of net assets
Diversified Banks	12.92%
Oil & Gas Exploration & Production	10.60
Restaurants	4.71
Steel	4.06
Electrical Components & Equipment	3.69
Airlines	3.64
Coal & Consumable Fuels	3.51
Investment Banking & Brokerage	3.40
Industrial Conglomerates	3.19
Construction & Farm Machinery & Heavy Trucks	3.15
Air Freight & Logistics	3.13
Internet Software & Services	2.98
Automobile Manufacturers	2.98
Casinos & Gaming	2.92
Precious Metals & Minerals	2.51
General Merchandise Stores	2.42
Semiconductors	2.39
Apparel, Accessories & Luxury Goods	2.34
Biotechnology	2.34
Communications Equipment	2.19
Hotels, Resorts & Cruise Lines	2.17
Real Estate Development	1.66
Highways & Railtracks	1.55
Wireless Telecommunication Services	1.50
Diversified Metals & Mining	1.39
Soft Drinks	1.36
Packaged Foods & Meats	1.25
Distributors	1.19
Integrated Oil & Gas	1.12
Gold	1.08
Advertising	0.96
Real Estate Operating Companies	0.89
Consumer Finance	0.79
Broadcasting	0.70
Long Term Investments	96.68
Short Term Investment	2.74
Total Investments	99.42
Net Other Assets and Liabilities	0.58
100.00%

See notes to financial statements

Henderson Global Funds
Notes to financial statements
 (unaudited)

1.  All percentages are based on the net assets of the Henderson Emerging Markets Opportunities Fund (the “Fund”) as of October 31, 2011.

2.  Net unrealized depreciation of the Fund’s investment securities was $1,480,390 of which $656,724 related to the appreciated investment securities and $2,137,114 related to depreciated investment securities for the period ended October 31, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Funds’ investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the management’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures-Accounting standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. Fund management has implemented new and revised disclosures.

On May 12, 2011, FASB issued ASU 2011- 04, modifying Topic 820, Fair Value Measurements and Disclosures. The ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current reporting period. Funds’ management is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

Any transfers between levels are disclosed, effective end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Emerging Markets Opportunities

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total

Common Stocks
Australia	$113,155	$244,222	$—	$357,377
Brazil	986,097	—	—	986,097
Canada	66,188	—	—	66,188
Chile	55,380	—	—	55,380
China	596,395	1,034,059	—	1,630,454
Colombia	68,603	—	—	68,603
Hong Kong	—	1,358,725	—	1,358,725
India	614,110	295,987	—	910,097
Indonesia	—	766,073	—	766,073
Italy	—	271,507	—	271,507
Kazakhstan	140,569	110,168	—	250,737
Korea	—	1,166,916	—	1,166,916
Malaysia	—	334,907	—	334,907
Mexico	307,852	—	—	307,852
Panama	86,338	—	—	86,338
South Africa	—	392,146	—	392,146
Taiwan	277,032	268,594	—	545,626
Thailand	—	353,454	—	353,454
Ukraine	—	144,968	—	144,968
United Kingdom	—	979,111	—	979,111
United States	160,714	—	—	160,714
Total Common Stocks	3,472,433	7,720,837	—	11,193,270
Short Term Investment	317,408	—	—	317,408
Total	$3,789,841	$7,720,837	$—	$11,510,678

During the period ended October 31, 2011, securities with a total value of $6,034,634 were transferred from Level 1 to Level 2 due to the application of fair value adjustments for securities principally traded in foreign markets.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended October 31, 2011.

Henderson Global Funds	Portfolio of investments (unaudited)
European Focus Fund
October 31, 2011

		Value
Shares		(note 3)
Common stocks - 96.93%
	Australia - 0.83%
13,552,214	African Petroleum Corp.,
	Ltd. *	$ 4,141,975

	Austria - 1.17%
55,076	Lenzing AG	5,828,164

	Belgium - 0.68%
391,259	Nyrstar *	3,402,762

	France - 10.73%
4,558,358	Alcatel-Lucent *	12,474,233
189,421	Alstom S.A.	7,041,527
477,825	AXA S.A.	7,676,779
271,811	Renault S.A.	11,335,195
664,397	Vivendi S.A.	14,884,313
		53,412,047
	Germany - 9.28%
172,434	Continental AG *	12,838,556
112,947	Fresenius SE & Co., KGaA	11,101,826
142,382	HeidelbergCement AG	6,466,632
5,302,178	Sky Deutschland AG *	15,751,739
		46,158,753
	Ireland - 1.12%
57,341,521	Petroceltic International plc *	5,545,429

	Kazakhstan - 2.86%
1,724,139	Zhaikmunai LP, GDR *	14,232,387

	Luxembourg - 3.51%
230,209	APERAM	3,954,828
5,437,200	Northland Resources S.A. *	7,960,191
904,805	SAF-Holland S.A. *	5,568,676
		17,483,695
	Netherlands – 0.00%
414,902	Amtel Vredestein N.V., GDR
	(a) (b) *	—

	Norway - 1.83%
1,490,024	Storebrand ASA	9,093,265

	Portugal - 2.89%
695,451	Galp Energia, SGPS, S.A., B
	Shares	14,366,781

	Russia - 1.76%
709,502	Phosagro OAO, GDR	8,765,088

	Spain - 2.90%
768,101	Amadeus IT Holding S.A., A
	Shares	14,416,860

		Value
Shares		(note 3)
	Switzerland - 5.41%
162,367	GAM Holding, Ltd. *	$ 1,924,572
17,936	Kuoni Reisen Holding AG *	6,107,692
179,217	Sonova Holding AG *	18,894,741
		26,927,005
	United Kingdom - 51.96%
2,721,780	African Minerals, Ltd. *	19,209,383
213,687	Anglo American plc	7,830,651
1,455,694	Aviva plc	7,901,557
1,896,459	BAE Systems plc	8,376,930
6,390,000	Borders & Southern
	Petroleum *	4,963,193
4,338,123	BP plc	31,976,432
2,650,996	BT Group plc	8,006,014
5,227,323	Cobham plc	15,083,322
1,702,228	Essar Energy, Ltd. *	8,363,207
2,460,191	European Goldfields, Ltd. *	27,976,040
1,606,156	Exillon Energy plc *	7,707,942
6,168,405	Gulf Keystone Petroleum,
	Ltd. *	13,021,779
5,888,184	ITV plc *	6,025,265
2,467,498	Juridica Investments, Ltd. (a)*	3,669,930
4,609,704	Kalahari Minerals plc *	16,962,771
444,329	London Mining plc *	2,276,497
4,350,000	Mytrah Energy, Ltd. (a) *	6,644,649
1,422,469	Resolution, Ltd.	6,251,934
1,474,600	Smith & Nephew plc	13,453,527
3,240,000	Tesco plc	20,881,522
1,947,090	The Sage Group plc	8,686,237
343,817	Vedanta Resources plc	7,021,578
1,799,255	William Hill plc	6,234,719
		258,525,079
	Total common stocks
	(Cost $504,820,578)	482,299,290
REITS - 0.97%
	United Kingdom - 0.97%
594,038	Shaftesbury plc	4,803,174

	Total REITS
	(Cost $2,781,676)	4,803,174

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)
European Focus Fund
October 31, 2011 (continued)

		Value
Contracts		(note 3)
Options purchased - 0.30%
	United Kingdom - 0.30%
5,019	BP plc, Call @ $519 Expires
	6/15/12	$ 1,176,614
4,761	BP plc, Call @ $719 Expires
	12/21/12	335,298
		1,511,912
	Total options purchased
	(Cost $1,884,013)	1,511,912

	Total long term
	investments
	(Cost $509,486,267)	488,614,376
Shares
Short term investment - 2.02%
10,075,641	Fidelity Institutional Treasury
	Portfolio	10,075,641

	Total short term
	investment
	(Cost $10,075,641)	10,075,641
Total investments - 100.22%
	(Cost $519,561,908)	498,690,017
Net other assets and liabilities –
(0.22)%		(1,093,019)
Total net assets – 100.00%		$ 497,596,998

*	Non income producing security

(a)	This security has been deemed illiquid in accordance with the policies and procedures adopted by the Board of Trustees.

(b)	Fair valued at October 31, 2011 as determined in good faith using procedures adopted by Board of Trustees.

GDR	Global Depositary Receipts

REIT	Real Estate Investment Trust

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
October 31, 2011 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets

Oil & Gas Exploration & Production	11.65%
Integrated Oil & Gas	9.62
Diversified Metals & Mining	8.68
Health Care Equipment	6.50
Gold	5.62
Aerospace & Defense	4.71
Food Retail	4.20
Precious Metals & Minerals	3.86
Cable & Satellite	3.17
Multi-line Insurance	3.13
Life & Health Insurance	3.08
Movies & Entertainment	2.99
Data Processing & Outsourced Services	2.90
Tires & Rubber	2.58
Communications Equipment	2.51
Automobile Manufacturers	2.28
Health Care Services	2.23
Fertilizers & Agricultural Chemicals	1.76
Application Software	1.75
Integrated Telecommunication Services	1.61
Heavy Electrical Equipment	1.41
Independent Power Producers & Energy Traders	1.33
Construction Materials	1.30
Casinos & Gaming	1.25
Steel	1.25
Hotels, Resorts & Cruise Lines	1.23
Broadcasting	1.21
Commodity Chemicals	1.17
Auto Parts & Equipment	1.12
Diversified REIT's	0.97
Industrial Conglomerates	0.74
Asset Management & Custody Banks	0.39
Long Term Investments	98.20
Short Term Investment	2.02
Total Investments	100.22
Net Other Assets and Liabilities	(0.22)
100.00%

See notes to financial statements

Henderson Global Funds
Notes to financial statements
 (unaudited)

1.  All percentages are based on the net assets of the Henderson European Focus Fund (the “Fund”) as of October 31, 2011.

2.  Net unrealized depreciation of the Fund’s investment securities was $20,871,891 of which $59,079,394 related to the appreciated investment securities and $79,951,285 related to depreciated investment securities for the period ended October 31, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Funds’ investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the management’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures-Accounting standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. Fund management has implemented new and revised disclosures.

On May 12, 2011, FASB issued ASU 2011- 04, modifying Topic 820, Fair Value Measurements and Disclosures. The ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current reporting period. Funds’ management is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

Any transfers between levels are disclosed, effective end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

European Focus

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total

Common Stocks
Australia	$4,141,975	$—	$—	$4,141,975
Austria	—	5,828,164	—	5,828,164
Belgium	—	3,402,762	—	3,402,762
France	—	53,412,047	—	53,412,047
Germany	—	46,158,753	—	46,158,753
Ireland	—	5,545,429	—	5,545,429
Kazakhstan	—	14,232,387	—	14,232,387
Luxembourg	—	17,483,695	—	17,483,695
Netherlands	—	—	—	—
Norway	—	9,093,265	—	9,093,265
Portugal	—	14,366,781	—	14,366,781
Russia	—	8,765,088	—	8,765,088
Spain	—	14,416,860	—	14,416,860
Switzerland	—	26,927,005	—	26,927,005
United Kingdom	10,314,579	248,210,500	—	258,525,079
Total Common Stocks	14,456,554	467,842,736	—	482,299,290
REITS
United Kingdom	—	4,803,174	—	4,803,174
Total REITS	—	4,803,174	—	4,803,174

Options Purchased
United Kingdom	—	1,511,912	—	1,511,912
Total Options Purchased	—	1,511,912	—	1,511,912
Short Term Investment	10,075,641	—	—	10,075,641
Total	$24,532,195	$474,157,822	$—	$498,690,017

During the period ended October 31, 2011, securities with a total value of $457,983,968 were transferred from Level 1 to Level 2 due to the application of fair value adjustments for securities principally traded in foreign markets.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in securities	Balance as of July 31, 2011	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of October 31, 2011
Common Stocks
Netherlands
Amtel Vredestein N.V., GDR	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized depreciation attributable to Level 3 investments still held at October 31, 2011 was $0.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

4. The Funds may purchase options to create investment exposure consistent with its investment objective or to hedge or limit exposure of its portfolio holdings. Options are valued daily and unrealized appreciation or depreciation is recorded. The Fund realizes a gain or loss upon the expiration or closing of the option transaction. Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying futures indexes, the possibility of an illiquid market for the option or the inability of counterparties to perform. When applicable, option contracts purchased by the Funds and contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Purchased options	Realized gain/loss	Change in unrealized gain/loss
Equity risk	$-	$(24,326)

Henderson Global Funds	Portfolio of investments (unaudited)
Global Equity Income Fund
October 31, 2011

		Value
Shares		(note 3)
Common stocks - 96.52%
	Australia - 4.82%
1,351,427	Amcor, Ltd.	$ 9,902,579
681,074	Australia & New Zealand
	Banking Group, Ltd.	15,360,197
179,489	BHP Billiton, Ltd.	7,026,818
1,133,091	Crown, Ltd.	9,460,327
4,251,189	DUET Group	7,387,435
		49,137,356
	Brazil - 4.06%
364,882	CCR S.A.	10,042,039
413,988	Cielo S.A., ADR	11,053,479
860,610	Vale S.A., ADR	20,310,396
		41,405,914
	Canada - 3.43%
331,508	Bank of Montreal	19,586,161
260,825	BCE, Inc.	10,338,797
116,332	Crescent Point Energy Corp.	4,968,401
		34,893,359
	Cyprus - 1.26%
1,700,867	ProSafe SE	12,867,988

	Czech Republic - 0.39%
190,197	Telefonica Czech Republic
	a.s.	4,004,302

	Denmark - 1.15%
1,425,010	TDC A/S *	11,701,780

	Finland - 0.95%
461,950	Elisa Oyj	9,712,877

	France - 4.39%
467,789	France Telecom S.A.	8,416,015
133,237	Neopost S.A.	10,146,105
499,353	Total S.A.	26,112,907
		44,675,027
	Germany - 1.03%
100,000	Siemens AG	10,480,930

	Greece - 0.32%
281,344	OPAP S.A.	3,272,237

	Hong Kong - 1.35%
3,452,000	NWS Holdings, Ltd.	5,239,778
737,000	Swire Pacific, Ltd., Class A	8,534,941
		13,774,719

		Value
Shares		(note 3)
	Italy - 7.35%
453,608	Atlantia SpA	$ 6,905,582
3,110,467	Enel SpA	14,623,116
1,513,337	ENI SpA	33,324,621
1,996,350	Snam Rete Gas SpA	9,679,132
2,703,187	Terna - Rete Elettrica
	Nazionale SpA	10,322,408
		74,854,859
	Japan - 1.04%
6,012	NTT DoCoMo, Inc.	10,619,382

	Netherlands - 5.55%
893,899	Royal Dutch Shell plc, Class
	B	32,079,641
712,359	Unilever N.V.	24,496,093
		56,575,734
	Norway - 1.02%
316,508	Seadrill, Ltd.	10,396,923

	Singapore - 4.47%
1,773,200	Keppel Corp., Ltd.	13,250,313
2,346,000	SembCorp Industries, Ltd.	7,726,780
7,500,000	Singapore
	Telecommunications, Ltd.	19,224,177
1,005,000	Venture Corp., Ltd.	5,363,072
		45,564,342
	South Africa - 0.87%
150,490	Kumba Iron Ore, Ltd.	8,863,098

	Sweden - 0.65%
313,201	Tele2 AB, Class B	6,572,817

	Taiwan - 1.73%
7,836,000	CTCI Corp.	9,968,051
342,877	HTC Corp.	7,624,395
		17,592,446

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)
Global Equity Income Fund
October 31, 2011 (continued)

		Value
Shares		(note 3)
	United Kingdom - 32.24%
2,259,560	Amlin plc	$ 10,390,854
3,556,407	Aviva plc	19,304,300
5,034,211	BAE Systems plc	22,236,827
2,311,548	Balfour Beatty plc	9,317,542
1,727,551	BT Group plc	5,217,208
2,346,457	Catlin Group, Ltd.	14,942,465
2,000,000	Centrica plc	9,472,384
345,704	Close Brothers Group plc	3,923,649
1,167,683	Dairy Crest Group plc	6,472,196
2,855,464	Electrocomponents plc	10,010,425
1,399,427	FirstGroup plc	7,472,641
1,828,544	GlaxoSmithKline plc	40,985,960
8,248,495	Hays plc	10,427,182
643,357	Imperial Tobacco Group plc	23,445,999
1,535,873	National Grid plc	15,212,541
660,082	Provident Financial plc	11,719,670
5,000,000	RSA Insurance Group plc	8,917,167
938,705	Scottish & Southern Energy
	plc	20,173,895
772,324	Smiths Group plc	11,797,904
3,957,753	Smiths News plc	6,069,843
2,212,806	Standard Life plc	7,619,842
2,028,538	Tesco plc	13,073,753
14,513,511	Vodafone Group plc	40,250,070
		328,454,317
	United States - 18.45%
381,864	AGL Resources, Inc.	16,015,376
476,831	Duke Energy Corp.	9,736,889
277,690	Johnson & Johnson	17,880,459
241,719	McGraw-Hill Cos., Inc.	10,273,058
306,132	Merck & Co., Inc.	10,561,554
500,388	Microsoft Corp.	13,325,332
1,046,481	New York Community
	Bancorp, Inc.	13,928,662
1,320,040	Pfizer, Inc.	25,423,970
374,247	Pitney Bowes, Inc.	7,627,154
244,057	Progress Energy, Inc.	12,715,370
664,290	Reynolds American, Inc.	25,694,737
154,275	United Parcel Service, Inc.,
	Class B	10,836,276
376,500	Verizon Communications,
	Inc.	13,922,970
		187,941,807
	Total common stocks
	(Cost $994,646,183)	983,362,214

		Value
Shares		(note 3)
REITS - 2.35%
	Netherlands - 1.17%
279,727	Eurocommercial Properties
	N.V.	$ 11,924,876

	United Kingdom - 1.18%
1,098,290	Land Securities Group plc	12,040,904

	Total REITS
	(Cost $26,316,431)	23,965,780

	Total long term
	investments
	(Cost $1,020,962,614)	1,007,327,994
Short term investment - 0.87%
8,814,821	Fidelity Institutional Treasury
	Portfolio	8,814,821

	Total short term
	investment
	(Cost $8,814,821)	8,814,821
Total investments - 99.74%
	(Cost $1,029,777,435)	1,016,142,815
Net other assets and liabilities –
0.26%		2,697,853
Total net assets – 100.00%		$ 1,018,840,668

*	Non income producing security
ADR	American Depositary Receipts

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
October 31, 2011 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Pharmaceuticals	9.31%
Integrated Oil & Gas	8.98
Integrated Telecommunication Services	8.75
Electric Utilities	6.63
Wireless Telecommunication Services	4.99
Tobacco	4.82
Industrial Conglomerates	4.76
Diversified Banks	3.43
Property & Casualty Insurance	3.36
Multi-Utilities	3.15
Packaged Foods & Meats	3.04
Steel	2.86
Gas Utilities	2.52
Retail REIT's	2.35
Aerospace & Defense	2.18
Multi-line Insurance	1.90
Construction & Engineering	1.89
Highways & Railtracks	1.66
Thrifts & Mortgage Finance	1.37
Systems Software	1.31
Food Retail	1.28
Oil & Gas Equipment & Services	1.26
Casinos & Gaming	1.25
Consumer Finance	1.15
Data Processing & Outsourced Services	1.09
Air Freight & Logistics	1.06
Human Resource & Employment Services	1.02
Oil & Gas Drilling	1.02
Publishing	1.01
Office Electronics	1.00
Technology Distributors	0.98
Paper Packaging	0.97
Diversified Real Estate Activities	0.84
Office Services & Supplies	0.75
Communications Equipment	0.75
Life & Health Insurance	0.75
Trucking	0.73
Diversified Metals & Mining	0.69
Distributors	0.60
Electronic Manufacturing Services	0.53
Oil & Gas Exploration & Production	0.49
Diversified Capital Markets	0.39
Long Term Investments	98.87
Short Term Investment	0.87
Total Investments	99.74
Net Other Assets and Liabilities	0.26
100.00%

See notes to financial statements

Henderson Global Funds
Notes to financial statements
(unaudited)

1.  All percentages are based on the net assets of the Henderson Global Equity Income Fund (the “Fund”) as of October 31, 2011.

2.  Net unrealized depreciation of the Fund’s investment securities was $13,634,620 of which $49,703,269 related to the appreciated investment securities and $63,337,889 related to depreciated investment securities for the period ended October 31, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Funds’ investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the management’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures-Accounting standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. Fund management has implemented new and revised disclosures.

On May 12, 2011, FASB issued ASU 2011- 04, modifying Topic 820, Fair Value Measurements and Disclosures. The ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current reporting period. Funds’ management is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

Any transfers between levels are disclosed, effective end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Global Equity Income
	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Common Stocks
Australia	$—	$49,137,356	$—	$49,137,356
Brazil	41,405,914	—	—	41,405,914
Canada	34,893,359	—	—	34,893,359
Cyprus	—	12,867,988	—	12,867,988
Czech Republic	—	4,004,302	—	4,004,302
Denmark	—	11,701,780	—	11,701,780
Finland	—	9,712,877	—	9,712,877
France	—	44,675,027	—	44,675,027
Germany	—	10,480,930	—	10,480,930
Greece	—	3,272,237	—	3,272,237
Hong Kong	—	13,774,719	—	13,774,719
Italy	—	74,854,859	—	74,854,859
Japan	—	10,619,382	—	10,619,382
Netherlands	—	56,575,734	—	56,575,734
Norway	—	10,396,923	—	10,396,923
Singapore	—	45,564,342	—	45,564,342
South Africa	—	8,863,098	—	8,863,098
Sweden	—	6,572,817	—	6,572,817
Taiwan	—	17,592,446	—	17,592,446
United Kingdom	—	328,454,317	—	328,454,317
United States	187,941,807	—	—	187,941,807
Total Common Stocks	264,241,080	719,121,134	—	983,362,214
REITS
Netherlands	—	11,924,876	—	11,924,876
United Kingdom	—	12,040,904	—	12,040,904
Total REITS	—	23,965,780	—	23,965,780
Short Term Investment	8,814,821	—	—	8,814,821
Total	273,055,901	$743,086,914	—	1,016,142,815
Financial Derivative Instruments
Forward Foreign Currency Contracts	—	(9,151,198)	—	(9,151,198)
Total Financial Derivative Instruments	$—	$(9,151,198)	$—	$(9,151,198)

During the period ended October 31, 2011, securities with a total value of $604,142,393 were transferred from Level 1 to Level 2 due to the application of fair value adjustments for securities principally traded in foreign markets.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

4. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities.  When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forwards include net gains or losses on contracts that have matured or which the Fund has terminated by entering into offsetting closing transactions.  Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded.  These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation.  These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Fund held the following open forward foreign currency contracts at October 31, 2011:

	Value date	Local amount (000’s)	Current notional value	Unrealized appreciation/ (depreciation)
Australian Dollar Short	1/11/12	23,000	$ 24,037,280	$ (958,252)
British Pound Short	1/11/12	120,000	192,803,346	(8,192,946)

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on forward currency contracts during the period ended October 31, 2011:

Currency	Realized gain/loss	Change in unrealized gain/loss
Australian Dollar	—	$(958,252)
British Pound	$7,389,643	(2,362,209)

During the period ended October 31, 2011, the Fund’s average notional value related to forward foreign currency contracts was $159 million or 15.6% of net assets.

Henderson Global Funds	Portfolio of investments (unaudited)
Global Leaders Fund
October 31, 2011

		Value
Shares		(note 3)
Common stocks - 97.85%
	Brazil - 0.93%
5,000	Petroleo Brasileiro S.A.,
	ADR	$ 135,050
	Germany - 5.52%
3,980	Fresenius SE & Co., KGaA	391,203
6,819	SAP AG	410,911
		802,114
	Hong Kong - 1.59%
78,400	Sands China, Ltd. *	230,674
	Italy - 6.36%
11,304	Luxottica Group SpA	332,105
68,600	Prada SpA *	330,238
5,880	Saipem SpA	261,211
		923,554
	Japan - 9.71%
1,234	Keyence Corp.	313,867
26,000	Kubota Corp.	213,842
10,200	Makita Corp.	380,510
2,300	SMC Corp.	358,353
4,400	SOFTBANK Corp.	143,146
		1,409,718
	Netherlands - 1.26%
5,171	Randstad Holding N.V.	182,843
	Singapore - 2.30%
44,600	Keppel Corp., Ltd.	333,275
	Switzerland - 6.17%
9,544	ABB, Ltd. *	179,931
6,213	Compagnie Financiere
	Richemont S.A.	352,523
213	SGS S.A.	364,241
		896,695
	United Kingdom - 11.95%
61,215	International Power plc	331,899
29,180	Serco Group plc	241,803
6,937	Shire plc	217,822
15,344	Standard Chartered plc	357,457
13,646	Unilever plc	455,516
7,881	Xstrata plc	131,294
		1,735,791

		Value
Shares		(note 3)
	United States - 52.06%
9,163	American Tower Corp., Class
	A *	$ 504,881
5,700	Anadarko Petroleum Corp.	447,450
1,668	Apple, Inc. *	675,173
9,500	Carnival Corp.	334,495
11,000	Dollar General Corp. *	436,260
4,600	Emerson Electric Co.	221,352
5,838	Express Scripts, Inc. *	266,972
5,061	Hess Corp.	316,616
8,500	Intuit, Inc.	456,195
6,800	Kansas City Southern *	429,556
23,500	KKR & Co., L.P.	316,780
9,498	Lazard, Ltd., Class A	259,675
6,750	Mead Johnson Nutrition Co.	484,987
4,362	Praxair, Inc.	443,485
9,300	QUALCOMM, Inc.	479,880
6,800	Tempur-Pedic International,
	Inc. *	462,808
8,400	The Walt Disney Co.	292,992
5,170	Thermo Fisher Scientific,
	Inc. *	259,896
6,700	United Parcel Service, Inc.,
	Class B	470,608
		7,560,061
	Total long term
	investments
	(Cost $11,875,720)	14,209,775
Short term investment - 2.42%
350,768	Fidelity Institutional Treasury
	Portfolio	350,768
	Total short term
	investment
	(Cost $350,768)	350,768
Total investments - 100.27%
	(Cost $12,226,488)	14,560,543
Net other assets and liabilities –
(0.27)%		(38,738)
Total net assets – 100.00%		$ 14,521,805

*	Non income producing security
ADR	American Depositary Receipts

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)

Global Leaders Fund
October 31, 2011 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Apparel, Accessories & Luxury Goods	6.99%
Packaged Foods & Meats	6.48
Application Software	5.97
Industrial Machinery	5.09
Computer Hardware	4.65
Health Care Services	4.53
Wireless Telecommunication Services	4.46
Communications Equipment	3.30
Air Freight & Logistics	3.24
Home Furnishings	3.19
Integrated Oil & Gas	3.11
Oil & Gas Exploration & Production	3.08
Industrial Gases	3.05
General Merchandise Stores	3.00
Railroads	2.96
Research & Consulting Services	2.51
Diversified Banks	2.46
Hotels, Resorts & Cruise Lines	2.30
Industrial Conglomerates	2.30
Independent Power Producers & Energy Traders	2.29
Asset Management & Custody Banks	2.18
Electronic Equipment & Instruments	2.16
Movies & Entertainment	2.02
Oil & Gas Equipment & Services	1.80
Life Sciences Tools & Services	1.79
Investment Banking & Brokerage	1.79
Environmental & Facilities Services	1.67
Casinos & Gaming	1.59
Electrical Components & Equipment	1.52
Pharmaceuticals	1.50
Construction & Farm Machinery & Heavy Trucks	1.47
Human Resource & Employment Services	1.26
Heavy Electrical Equipment	1.24
Diversified Metals & Mining	0.90
Long Term Investments	97.85
Short Term Investment	2.42
Total Investments	100.27
Net Other Assets and Liabilities	(0.27)
100.00%

See notes to financial statements

Henderson Global Funds
Notes to financial statements
 (unaudited)

1.  All percentages are based on the net assets of the Henderson Global Leaders Fund (the “Fund”) as of October 31, 2011.

2.  Net unrealized appreciation of the Fund’s investment securities was $2,334,055 of which $2,741,216 related to the appreciated investment securities and $407,161 related to depreciated investment securities for the period ended October 31, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Funds’ investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the management’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures-Accounting standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. Fund management has implemented new and revised disclosures.

On May 12, 2011, FASB issued ASU 2011- 04, modifying Topic 820, Fair Value Measurements and Disclosures. The ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current reporting period. Funds’ management is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

Any transfers between levels are disclosed, effective end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Global Leaders

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Brazil	$135,050	$—	$—	$135,050
Germany	—	802,114	—	802,114
Hong Kong	—	230,674	—	230,674
Italy	—	923,554	—	923,554
Japan	—	1,409,718	—	1,409,718
Netherlands	—	182,843	—	182,843
Singapore	—	333,275	—	333,275
Switzerland	—	896,695	—	896,695
United Kingdom	—	1,735,791	—	1,735,791
United States	7,560,061	—	—	7,560,061
Total Common Stocks	7,695,111	6,514,664	—	14,209,775
Short Term Investment	350,768	—	—	350,768
Total	$8,045,879	$6,514,664	$—	$14,560,543

During the period ended October 31, 2011, securities with a total value of $5,355,092 were transferred from Level 1 to Level 2 due to the application of fair value adjustments for securities principally traded in foreign markets.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended October 31, 2011.

Henderson Global Funds	Portfolio of investments (unaudited)
Global Technology Fund
October 31, 2011

		Value
Shares		(note 3)
Common stocks - 98.04%
	China - 7.24%
103,162	51job, Inc., ADR *	$ 4,764,021
39,953	Baidu.com, Inc., ADR *	5,600,611
677,163	China Digital TV Holding
	Co., Ltd., ADR	2,728,967
112,567	NetEase.com, Inc., ADR *	5,332,299
181,554	Tencent Holdings, Ltd.	4,138,052
		22,563,950
	Germany - 4.56%
159,425	SAP AG	9,606,897
290,585	Wirecard AG	4,624,789
		14,231,686
	Ireland - 3.44%
178,043	Accenture plc, Class A	10,728,871
	Israel - 3.07%
166,121	Check Point Software
	Technologies, Ltd. *	9,573,553
	Japan - 3.07%
94,800	Nippon Telegraph and
	Telephone Corp.	4,846,451
88,400	Tokyo Electron, Ltd.	4,720,113
		9,566,564
	Korea - 1.93%
6,922	Samsung Electronics Co.,
	Ltd.	6,004,399

	Mauritius - 0.72%
75,373	Makemytrip, Ltd. *	2,261,944

	Netherlands - 1.73%
128,885	ASML Holding N.V.	5,381,853

	Switzerland - 0.78%
128,065	Temenos Group AG *	2,424,826

	Taiwan - 3.95%
352,890	Hiwin Technologies Corp.	3,192,645
1,774,000	Hon Hai Precision Industry
	Co., Ltd.	4,882,510
253,000	TPK Holding Co., Ltd. *	4,248,200
		12,323,355

		Value
Shares		(note 3)
	United Kingdom - 8.03%
2,050,464	Blinkx plc *	$ 4,940,873
230,576	Rightmove plc	4,827,822
1,945,007	Spirent Communications plc	3,889,035
514,382	Telecity Group plc *	4,930,793
191,932	Velti plc *	1,616,067
1,739,102	Vodafone Group plc	4,823,022
		25,027,612
	United States - 59.52%
124,239	Altera Corp.	4,711,143
131,066	Analog Devices, Inc.	4,793,084
56,071	Apple, Inc. *	22,696,419
273,970	Cisco Systems, Inc.	5,076,664
72,801	Cognizant Technology
	Solutions Corp. *	5,296,273
279,249	Dell, Inc. *	4,414,927
158,056	eBay, Inc. *	5,030,922
205,359	EMC Corp. *	5,033,349
51,911	F5 Networks, Inc. *	5,396,148
64,390	Fusion-io, Inc. *	1,997,378
119,381	Gartner, Inc. *	4,598,556
16,762	Google, Inc., Class A *	9,933,832
93,328	Intuit, Inc.	5,008,914
121,626	Lam Research Corp. *	5,228,702
27,467	MasterCard, Inc., Class A	9,537,641
79,505	MercadoLibre, Inc.	5,183,726
73,828	MICROS Systems, Inc. *	3,633,814
343,515	Microsoft Corp.	9,147,804
123,382	NetApp, Inc. *	5,053,727
151,424	Nuance Communications,
	Inc. *	4,009,708
101,002	OpenTable, Inc. *	4,429,948
2,342	Oplink Communications, Inc.*	37,987
314,258	Oracle Corp.	10,298,235
17,014	Priceline.com, Inc. *	8,638,348
175,898	QUALCOMM, Inc.	9,076,337
65,342	Red Hat, Inc. *	3,244,230
109,434	SanDisk Corp. *	5,545,021
102,532	Shutterfly, Inc. *	4,272,508
225,512	Skyworks Solutions, Inc. *	4,467,393
81,842	Teradata Corp. *	4,882,693
50,092	VMware, Inc., Class A *	4,896,493
		185,571,924

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)
Global Technology Fund
October 31, 2011 (continued)

		Value
Shares		(note 3)
	Total long term
	investments
	(Cost $247,577,218)	$ 305,660,537
Short term investment - 0.08%
242,727	Fidelity Institutional Treasury
	Portfolio	242,727
	Total short term
	investment
	(Cost $242,727)	242,727
Total investments - 98.12%
	(Cost $247,819,945)	305,903,264
Net other assets and liabilities –
1.88%		5,865,452
Total net assets – 100.00%		$ 311,768,716

*	Non income producing security
ADR	American Depositary Receipts

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)
Global Technology Fund
October 31, 2011 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Internet Software & Services	15.88%
Systems Software	13.60
Computer Hardware	8.70
IT Consulting & Other Services	8.18
Communications Equipment	7.53
Application Software	6.75
Computer Storage & Peripherals	6.53
Semiconductors	6.41
Semiconductor Equipment	4.92
Internet Retail	4.87
Data Processing & Outsourced Services	4.54
Electronic Manufacturing Services	1.57
Integrated Telecommunication Services	1.55
Publishing	1.55
Wireless Telecommunication Services	1.55
Human Resource & Employment Services	1.53
Electronic Equipment & Instruments	1.36
Industrial Machinery	1.02
Long Term Investments	98.04
Short Term Investment	0.08
Total Investments	98.12
Net Other Assets and Liabilities	1.88
100.00%

See notes to financial statements

Henderson Global Funds
Notes to financial statements
 (unaudited)

1.  All percentages are based on the net assets of the Henderson Global Technology Fund (the “Fund”) as of October 31, 2011.

2.  Net unrealized appreciation of the Fund’s investment securities was $58,083,319 of which $65,861,841 related to the appreciated investment securities and $7,778,522 related to depreciated investment securities for the period ended October 31, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Funds’ investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the management’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures-Accounting standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. Fund management has implemented new and revised disclosures.

On May 12, 2011, FASB issued ASU 2011- 04, modifying Topic 820, Fair Value Measurements and Disclosures. The ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current reporting period. Funds’ management is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

Any transfers between levels are disclosed, effective end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Global Technology

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
China	$18,425,898	$4,138,052	$—	$22,563,950
Germany	—	14,231,686	—	14,231,686
Ireland	10,728,871	—	—	10,728,871
Israel	9,573,553	—	—	9,573,553
Japan	—	9,566,564	—	9,566,564
Korea	—	6,004,399	—	6,004,399
Mauritius	2,261,944	—	—	2,261,944
Netherlands	—	5,381,853	—	5,381,853
Switzerland	—	2,424,826	—	2,424,826
Taiwan	—	12,323,355	—	12,323,355
United Kingdom	1,616,067	23,411,545	—	25,027,612
United States	185,571,924	—	—	185,571,924
Total Common Stocks	228,178,257	77,482,280	—	305,660,537
Short Term Investment	242,727	—	—	242,727
Total	$228,420,984	$77,482,280	$—	$305,903,264

During the period ended October 31, 2011, securities with a total value of $49,178,108 were transferred from Level 1 to Level 2 due to the application of fair value adjustments for securities principally traded in foreign markets.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended October 31, 2011.

Henderson Global Funds	Portfolio of investments (unaudited)
International Opportunities Fund
October 31, 2011

		Value
Shares		(note 3)
Common stocks - 98.22%
	China - 6.71%
281,442	Baidu.com, Inc., ADR *	$ 39,452,539
105,445,900	Bank of China, Ltd., Class H	37,192,021
22,518,000	Dongfeng Motor Group Co.,
	Ltd., Class H	36,979,108
30,401,600	Guangzhou R&F Properties
	Co., Ltd., Class H	29,036,099
5,118,500	Ping An Insurance (Group)
	Co. of China, Ltd., Class H	37,059,331
801,400	Tencent Holdings, Ltd.	18,265,831
		197,984,929
	France - 16.94%
22,416,149	Alcatel-Lucent *	61,343,201
1,548,503	Alstom S.A.	57,563,970
4,293,736	AXA S.A.	68,983,548
958,002	Essilor International S.A.	69,299,420
1,625,250	Renault S.A.	67,776,968
1,102,778	Sodexho	79,462,482
4,257,761	Vivendi Universal S.A.	95,385,512
		499,815,101
	Germany - 12.86%
1,058,490	Continental AG *	78,809,767
5,831,450	Deutsche Post AG	88,516,949
782,522	Fresenius SE & Co., KGaA	76,915,929
1,100,528	HeidelbergCement AG	49,983,209
1,415,625	SAP AG	85,305,086
		379,530,940
	Hong Kong - 4.92%
82,344,000	Lenovo Group, Ltd.	55,391,433
7,231,000	Shanghai Industrial Holdings,
	Ltd.	23,632,080
18,172,000	Sino Land Co., Ltd.	28,697,136
72,750,000	Skyworth Digital Holdings,
	Ltd.	37,553,798
		145,274,447
	Ireland - 0.93%
455,442	Accenture plc, Class A	27,444,935
	Israel - 0.92%
470,933	Check Point Software
	Technologies, Ltd. *	27,139,869

		Value
Shares		(note 3)
	Japan - 19.30%
1,574,700	Canon, Inc.	$ 71,910,518
17,097,000	Daiwa Securities Group, Inc.	59,820,849
220,000	Keyence Corp.	55,956,905
310,100	Nintendo Co., Ltd.	46,901,089
1,669,800	NSD Co., Ltd.	13,420,422
57,113	Rakuten, Inc.	62,770,375
7,018,000	Sekisui Chemical Co., Ltd.	55,021,523
2,717,800	Sumitomo Mitsui Financial
	Group, Inc.	75,769,617
1,038,820	Yamada Denki Co., Ltd.	74,868,771
3,205,600	Yamato Holdings Co., Ltd.	53,137,394
		569,577,463
	Korea - 2.30%
869,000	KB Financial Group, Inc.	33,969,481
2,522,770	Korean Reinsurance Co.	33,949,116
		67,918,597
	Singapore - 1.24%
3,754,530	DBS Group Holdings, Ltd.	36,626,855
	Spain - 2.27%
739,344	Industria de Diseno Textile
	S.A.	66,928,211
	Sweden - 2.33%
6,600,000	Telefonaktiebolaget LM
	Ericsson, B Shares	68,704,979
	Switzerland - 5.13%
587,615	Kuehne & Nagel
	International AG	72,741,465
478,441	Roche Holding AG	78,657,516
		151,398,981
	Thailand - 1.13%
3,397,000	PTT pcl	33,290,400
	United Kingdom - 15.01%
1,146,813	Anglo American plc	42,025,451
17,318,741	BAE Systems plc	76,499,346
14,813,792	BP plc	109,192,898
6,184,352	Capita Group plc	72,015,902
8,672,571	Essar Energy, Ltd. *	42,609,162
15,615,403	Tesco plc	100,639,931
		442,982,690

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)
International Opportunities Fund
October 31, 2011 (continued)

		Value
Shares		(note 3)
	United States - 6.23%
98,889	Apple, Inc. *	$ 40,028,290
59,890	Google, Inc., Class A *	35,493,210
72,296	MasterCard, Inc., Class A	25,104,063
546,891	NetApp, Inc. *	22,400,655
938,095	Oracle Corp.	30,741,373
58,999	Priceline.com, Inc. *	29,954,972
		183,722,563
	Total common stocks
	(Cost $2,849,648,745)	2,898,340,960
Options purchased - 0.08%

Contracts
	United Kingdom - 0.08%
7,785	BP plc, Call @ $519 Expires
	6/15/12	1,825,052
7,401	BP plc, Call @ $719 Expires
	12/21/12	521,223
		2,346,275
	Total options purchased
	(Cost $2,923,391)	2,346,275
	Total long term
	investments
	(Cost $2,852,572,136)	2,900,687,235
Short term investment - 1.31%
38,561,481	Henderson Money Market
	Fund (a)	38,561,481
	Total short term
	investment
	(Cost $38,561,481)	38,561,481
Total investments - 99.61%
	(Cost $2,891,133,617)	2,939,248,716
Net other assets and liabilities –
0.39%		11,476,867
Total net assets – 100.00%		$ 2,950,725,583

*	Non income producing security

(a)	Affiliated holding, see notes to financial statements for further information.

ADR	American Depositary Receipts

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
October 31, 2011 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Diversified Banks	6.22%
Integrated Oil & Gas	4.91
Air Freight & Logistics	4.80
Communications Equipment	4.41
Automobile Manufacturers	3.55
Food Retail	3.41
Application Software	3.35
Computer Hardware	3.23
Movies & Entertainment	3.23
Internet Software & Services	3.16
Internet Retail	3.14
Restaurants	2.69
Auto Parts & Equipment	2.67
Pharmaceuticals	2.67
Health Care Equipment	2.61
Aerospace & Defense	2.59
Computer & Electronics Retail	2.54
Marine	2.46
Human Resource & Employment Services	2.44
Office Electronics	2.44
Health Care Supplies	2.35
Multi-line Insurance	2.34
Apparel Retail	2.27
Investment Banking & Brokerage	2.03
Systems Software	1.96
Real Estate Development	1.96
Heavy Electrical Equipment	1.95
Electronic Equipment & Instruments	1.90
Homebuilding	1.86
Construction Materials	1.69
Home Entertainment Software	1.59
Oil & Gas Exploration & Production	1.44
Diversified Metals & Mining	1.42
Consumer Electronics	1.27
Life & Health Insurance	1.26
Reinsurance	1.15
IT Consulting & Other Services	0.93
Data Processing & Outsourced Services	0.85
Industrial Conglomerates	0.80
Computer Storage & Peripherals	0.76
Long Term Investments	98.30
Short Term Investment	1.31
Total Investments	99.61
Net Other Assets and Liabilities	0.39
100.00%

See notes to financial statements

Henderson Global Funds
Notes to financial statements
(unaudited)

1.  All percentages are based on the net assets of the Henderson International Opportunities Fund (the “Fund”) as of October 31, 2011.

2.  Net unrealized appreciation of the Fund’s investment securities was $48,115,099 of which $382,435,795 related to the appreciated investment securities and $334,320,696 related to depreciated investment securities for the period ended October 31, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Funds’ investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the management’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures-Accounting standards Codification 820 (“ASC 820”): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. Fund management has implemented new and revised disclosures.

On May 12, 2011, FASB issued ASU 2011- 04, modifying Topic 820, Fair Value Measurements and Disclosures. The ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current reporting period. Funds’ management is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

Any transfers between levels are disclosed, effective end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

International Opportunities

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
China	$39,452,539	$158,532,390	$—	$197,984,929
France	—	499,815,101	—	499,815,101
Germany	—	379,530,940	—	379,530,940
Hong Kong	—	145,274,447	—	145,274,447
Ireland	27,444,935	—	—	27,444,935
Israel	27,139,869	—	—	27,139,869
Japan	—	569,577,463	—	569,577,463
Korea	—	67,918,597	—	67,918,597
Singapore	—	36,626,855	—	36,626,855
Spain	—	66,928,211	—	66,928,211
Sweden	—	68,704,979	—	68,704,979
Switzerland	—	151,398,981	—	151,398,981
Thailand	—	33,290,400	—	33,290,400
United Kingdom	—	442,982,690	—	442,982,690
United States	183,722,563	—	—	183,722,563
Total Common Stocks	277,759,906	2,620,581,054	—	2,898,340,960
Options Purchased
United Kingdom	—	2,346,275	—	2,346,275
Total Options Purchased	—	2,346,275	—	2,346,275
Short Term Investment	38,561,481	—	—	38,561,481
Total	$316,321,387	$2,622,927,329	$—	$2,939,248,716

During the period ended October 31, 2011, securities with a total value of $2,551,876,075 were transferred from Level 1 to Level 2 due to the application of fair value adjustments for securities principally traded in foreign markets.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

4. The Funds may purchase options to create investment exposure consistent with its investment objective or to hedge or limit exposure of its portfolio holdings. Options are valued daily and unrealized appreciation or depreciation is recorded. The Fund realizes a gain or loss upon the expiration or closing of the option transaction. Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying futures indexes, the possibility of an illiquid market for the option or the inability of counterparties to perform. When applicable, option contracts purchased by the Funds and contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Options purchased	Realized gain/loss	Change in unrealized gain/loss
Equity risk	$-	($37,125)

5. An affiliated person of a fund may include any company in which the fund owns five percent of more of its outstanding voting shares. At October 31, 2011, the Fund held 75% of the Henderson Money Market Fund.  Transactions in affiliates during the period ended October 31, 2011 were as follows:

Affiliate	Balance of shares held 7/31/11	Purchases	Sales	Balance of shares held 10/31/2011	Value
Henderson Money Market Fund	67,218,966	177,285,097	205,942,582	38,561,481	38,561,481

The aggregate cost and value of affiliates at October 31, 2011 is $38,561,481 and $38,561,481, respectively. Investments in affiliates represented 1.31% of the total net assets of the fund as of October 31, 2011.

The Henderson International Opportunities Fund invests a portion of it's un-invested cash in Money Market to assist with short-term cash management.

Henderson Global Funds	Portfolio of investments (unaudited)
Japan Focus Fund
October 31, 2011

		Value
Shares		(note 3)
Common stocks - 102.33%
	Japan - 102.33%
51,000	Asahi Breweries, Ltd.	$ 1,046,247
16,600	Benesse Holdings, Inc.	724,990
30,200	Canon, Inc.	1,379,118
54,200	Credit Saison Co., Ltd.	1,065,201
79,000	Daiwa House Industry Co.,
	Ltd.	982,005
300,000	Daiwa Securities Group, Inc.	1,049,673
18,340	Hakuhodo DY Holdings, Inc.	996,807
127	INPEX Corp.	835,538
5,300	Keyence Corp.	1,348,053
408,800	Mitsubishi UFJ Financial
	Group, Inc.	1,770,943
260,000	Mitsui OSK Lines, Ltd.	1,004,310
720,800	Mizuho Financial Group, Inc.	1,010,922
19,300	Murata Manufacturing Co.,
	Ltd.	1,074,628
6,800	Nintendo Co., Ltd.	1,028,466
20,900	Nippon Telegraph and
	Telephone Corp.	1,068,469
5,710	Nippon Television Network
	Corp.	808,600
43,900	NS Solutions Corp.	962,609
21,900	Oracle Corp., Japan	754,930
1,469	Rakuten, Inc.	1,614,513
19,500	SANKYO Co., Ltd.	1,019,087
14,600	Secom Co., Ltd.	693,092
130,000	Sekisui Chemical Co., Ltd.	1,019,207
37,300	Seven & I Holdings Co., Ltd.	997,574
20,700	Shin-Etsu Chemical Co., Ltd.	1,063,239
52,400	Sumitomo Mitsui Financial
	Group, Inc.	1,460,861
25,200	TDK Corp.	1,030,228
537	The Dai-ichi Life Insurance
	Co., Ltd.	608,438
51,700	THK Co., Ltd.	1,002,947
46,300	Tokio Marine Holdings, Inc.	1,101,988
71,800	Tokyo Broadcasting System,
	Inc.	885,409
24,710	Yamada Denki Co., Ltd.	1,780,874
59,400	Yamato Holdings Co., Ltd.	984,640
		34,173,606
Total investments - 102.33%
	(Cost $35,350,733)	34,173,606
Net other assets and liabilities –
(2.33)%		(779,433)

Total net assets – 100.00%		$33,394,173

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)

Japan Focus Fund
October 31, 2011 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Diversified Banks	12.71%
Electronic Components	6.30
Computer & Electronics Retail	5.33
Broadcasting	5.07
Internet Retail	4.84
Office Electronics	4.13
Electronic Equipment & Instruments	4.04
Property & Casualty Insurance	3.30
Integrated Telecommunication Services	3.20
Consumer Finance	3.19
Specialty Chemicals	3.18
Investment Banking & Brokerage	3.14
Brewers	3.13
Home Entertainment Software	3.08
Homebuilding	3.05
Leisure Products	3.05
Marine	3.01
Industrial Machinery	3.00
Food Retail	2.99
Advertising	2.99
Air Freight & Logistics	2.95
Diversified Real Estate Activities	2.94
IT Consulting & Other Services	2.88
Oil & Gas Exploration & Production	2.50
Systems Software	2.26
Education Services	2.17
Security & Alarm Services	2.08
Life & Health Insurance	1.82
Total Investments	102.33
Net Other Assets and Liabilities	(2.33)
100.00%

See notes to financial statements

Henderson Global Funds
Notes to financial statements
(unaudited)

1.  All percentages are based on the net assets of the Henderson Japan Focus Fund (the “Fund”) as of October 31, 2011.

2.  Net unrealized depreciation of the Fund’s investment securities was $1,177,127 of which $2,283,790 related to the appreciated investment securities and $3,460,917 related to depreciated investment securities for the period ended October 31, 2011.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Various inputs are used in determining the value of the Funds’ investments. The Funds established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the management’s own assumptions in determining the fair value of investments)

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures-Accounting standards Codification 820 (“ASC 820” ): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. Fund management has implemented new and revised disclosures.

On May 12, 2011, FASB issued ASU 2011- 04, modifying Topic 820, Fair Value Measurements and Disclosures. The ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current reporting period. Funds’ management is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

Any transfers between levels are disclosed, effective end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Japan Focus

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Japan	$—	$34,173,606	$—	$34,173,606
Total	$—	$34,173,606	$—	$34,173,606

During the period ended October 31, 2011, securities with a total value of $32,415,729 were transferred from Level 1 to Level 2 due to the application of fair value adjustments for securities principally traded in foreign markets.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds’ financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended October 31, 2011.

Item 2.                                Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.                                Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       December 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       December 19, 2011

By:           /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:       December 19, 2011